Organization and Basis of Presentation - Additional Information (Detail)		12 Months Ended
	Jun. 20, 2014	Dec. 31, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Date of incorporation		Mar. 10, 2014
Exclusive Business Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement Term Of Contract	10 years
Collaborative Arrangement Renewal Term	20 years